NOTE 9 - ACQUISITION OF CLEAR IMAGE ACQUISITION CORP (Detail) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2008	Mar. 31, 2007	Dec. 31, 2007	Nov. 30, 2008	Mar. 26, 2007
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)		23,274
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)		3,309,515
Chief Executive Officer [Member]
Stock Issued During Period, Shares, Acquisitions		2,286,000
Director, Beahm [Member]
Stock Issued During Period, Shares, Acquisitions		1,599,125
Director, O'Brien [Member]
Stock Issued During Period, Shares, Acquisitions		1,645,625
Clear Image Acquisition Corp [Member]
Equity Method Investment, Ownership Percentage				62.20%
Stock Issued During Period, Shares, Acquisitions	12,208	8,273,788	8,200,000
Shares, Outstanding					8,260,139
Share Price (in Dollars per share)			$ 0.40
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)			$ 23,000